INTANGIBLE ASSETS, NET (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Less: Accumulated impairment	$ (835,344)	$ 0
Acquired intangible assets, net	383,289	1,208,340
Cryptocurrencies [Member]
Finite-Lived Intangible Assets, Gross	$ 1,218,633	$ 1,208,340